January 3, 1996




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549


Re:  Dreyfus Institutional Short Term Treasury Fund
     Registration Statement File No. 33-50379
     CIK No.:  912492

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional
Information that would have been filed under paragraph (b) or (c) of this section do not differ from those contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on December 29, 1995.


                                         Very truly yours,



                                         George P. Attisano
                                         Counsel
                                         The Dreyfus Corporation




GPA:lr

cc:  T. Lebo
     Ernst & Young LLP
     Stroock & Stroock & Lavan